Inventories - Schedule of Detailed Information about Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Finished goods	€ 804	€ 839
Raw materials and supplies	549	585
Spare parts and other	194	184
Total inventories	€ 1,547	€ 1,608